Principal Accounting Policies - Principles of Consolidation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2014 CNY (¥)	Sep. 17, 2008 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Feb. 28, 2021	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 12, 2018 USD ($)
Principles of Consolidation [Line Items]
Accumulated deficit			¥ (7,713,355)		¥ (6,385,974)			$ (1,182,123)
Cash and cash equivalents and short-term investments			1,567,208
Stock Repurchase Program, Authorized Amount | $									$ 10,000		$ 100,000
Revenues			450,259	$ 69,006	2,280,987	¥ 2,240,149
Accounting standards update
Principles of Consolidation [Line Items]
Accumulated deficit										¥ 19,425
The Affiliated Entities [Member]
Principles of Consolidation [Line Items]
Accumulated deficit			4,617
Revenues			485,702	$ 74,437	1,181,747	1,524,924
Consolidated affiliated entities [Member] | Cooperation Agreement [Member] | Others [Member]
Principles of Consolidation [Line Items]
Revenues			¥ 12,813		¥ 30,420	¥ 197,853
Nanjing Tuniu [Member] | Purchase Option Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Value of equity interest	¥ 2,430	¥ 1,800
Equity interest purchase option term		10 years
Nanjing Tuniu [Member] | Cooperation Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Monthly service fees as percentage of profits from agreement			100.00%	100.00%
Number of consecutive years of not able to provide technology consulting and services as the agreement			3 years	3 years
Nanjing Tuniu [Member] | Anqiang Chen [Member] | Subsequent Event [Member]
Principles of Consolidation [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							19.11%
Nanjing Tuniu [Member] | Dunde Yu | Subsequent Event [Member]
Principles of Consolidation [Line Items]
Equity interest (in percetage)							80.89%